Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	58,259.31
Total Transaction Valuation	380,531,070
Total Offset Amount	58,259.31
Net Fee	$ 0